Note 3 - Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended March 31,
	2017	2016
Stock options	5,294,016	253,777
Warrants	180,000	142,500
Series D Convertible Preferred Stock	3,082,500	-
Series F Convertible Preferred Stock	4,215,000	-
Total	12,771,516	396,277

	Years Ended December 31,
	2016	2015
Stock options	2,106,889	217,002
Warrants	180,000	202,500
Series D Convertible Preferred Stock	3,082,500	-
Series E Convertible Preferred Stock	500,000	-
Series F Convertible Preferred Stock	6,165,000	-
Total	12,034,389	419,502